Note 13 - Commitments	12 Months Ended
Mar. 31, 2022
Statement Line Items [Line Items]
Disclosure of commitments [text block]
13.	Commitments

Intellectual property

On August 21, 2015, the Company exercised its right to enter into two license agreements (the “Stanford License Agreements”) with the Board of Trustees of the Leland Stanford Junior University (“Stanford”). In connection with this licensing agreement, the Company issued 649,999 common shares with a value of $0.1 million to Stanford and affiliated inventors. The value of these shares has been recorded as an intangible asset that is being amortized over the life of the underlying patents. As at March 31, 2022, the Company’s intangible assets have a remaining capitalized net book value of $65 thousand ( March 31, 2021 - $71 thousand).

The Company has entered into various license agreements with respect to accessing patented technology. In order to maintain these agreements, the Company is obligated to pay certain costs based on timing or certain milestones within the agreements, the timing of which is uncertain. These costs include ongoing license fees, patent prosecution and maintenance costs, royalty and other milestone payments. As at March 31, 2022, the Company is obligated to pay the following:

•	Given the current development plans and expected timelines of the Company it is assumed that project milestones of US$0.3 million will be due in the next five years.
•	Project milestone payments, assuming continued success in the development programs, of uncertain timing totaling US$2.0 million and an additional US$2.0 million in sales milestones.

Contractual obligations	Less than 1 year	1-3 years	3-5 years	Total
	$	$	$	$
Patent licensing costs	188	1,137	287	1,612

As at March 31, 2022, the Company had obligations to make future payments, representing significant research and development and manufacturing contracts and other commitments that are known and committed in the amount of approximately $10.7 million, of which $8.4 million has been paid or accrued as at March 31, 2022. Most of these agreements are cancellable by the Company with notice. These commitments include agreements for clinical CRO’s, manufacturing and preclinical studies.